Stock Based Compensation (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Recognized Stock Based Compensation
For the three months ended March 31, 2025 and 2024, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2025	2024
Employee compensation:
Stock compensation expense	$22	$43
Total employee stock-based compensation expense	$22	$43

The following table summarizes employee stock-based compensation for the years ended December 31, 2024 and 2023:

	Year Ending December 31,
Amounts in (000's)	2024	2023
Employee compensation:
Stock options	$42	$72
Restricted stock	72	285
Total employee stock-based compensation expense	$114	$357

Summary of Company's Restricted Stock Activity
The following table summarizes the Company's restricted stock activity for the three months ended March 31, 2025:

	Number of Shares (000's)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2024	86	$2.61
Vested	(13)	$3.61
Unvested, March 31, 2025	73	$2.43

The following summarizes the Company’s restricted stock activity for the years ended December 31, 2024 and 2023:

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2022	51	$8.99
Granted	99	$3.61
Vested	(26)	$9.06
Forfeited	(44)	$3.61

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	80	$5.27
Granted	65	$2.18
Vested	(43)	$6.67
Forfeited	(16)	$3.15
Unvested at December 31, 2024	86	$2.61

Summary of Company's Stock Option Activity
The following summarizes the Company's employee stock option activity for the three months ended March 31, 2025:

	Number of Shares (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000's)
Outstanding, December 31, 2024	48	$2.68	8.5	$—
Granted	—	$—
Outstanding, March 31, 2025	48	$2.68	8.3	$17.9
Outstanding and Vested, March 31, 2025	48	$2.68	8.3	$17.9

The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2024 and 2023:

	Number of Options (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's)
Outstanding at December 31, 2022	13	$47.53	1.6	$—
Granted	24	$3.32
Expired	(4)	$48.96
Outstanding at December 31, 2023	33	$14.84	6.9	$—
Granted	24	$2.03
Expired	(9)	$46.80
Outstanding at December 31, 2024	48	$2.68	8.5	$—

Schedule of Exercise Price Range
The following summary information reflects stock options outstanding, vested, and related details as of March 31, 2025:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Number of Shares (000's)	Weighted Average Exercise Price
$2.03-$3.32	48	8.3	$2.68	48	$2.68

The following summary information reflects stock options outstanding, vested, and related details as of December 31, 2024:

	Stock Options Outstanding			Stock Option Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$2.03	24	9.0	$2.03	11	$2.03
$3.32	24	8.0	$3.32	24	$3.32
Total	48	8.5	$2.68	35	$2.91

Warrant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Exercise Price Range
The following summary information reflects warrants outstanding, vested, and related details as of December 31, 2024:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$51.00	15	0.2	$51.00	15	$51.00
Total	15	0.2	$51.00	15	$51.00

Schedule of Warrant Activity
The following summarizes the Company's warrant activity for the three months ended March 31, 2025:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding and Vested, December 31, 2024	15	$51.00	0.2	$—
Granted	—	$—
Outstanding and Vested, March 31, 2025	15	$51.00	—	$—

The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2024 and 2023:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's)
Outstanding at December 31, 2022	35	$53.31	1.9	$—
Granted	—	$—
Expired	(3)	$63.81
Outstanding at December 31, 2023	32	$52.50	1.0	$—
Granted	—	$—
Expired	(17)	$53.88
Outstanding at December 31, 2024	15	$51.00	0.2	$—